Right Of Use Assets And Lease Liabilities - Additional Information (Detail)	Dec. 31, 2021
Local currency [member]
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	46.20%
Foreign currency [member]
Discolsure Of Right Of Use Asset And Lease Liability [Line Items]
Average incremental rates	8.40%